Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Energy Portfolio

November 30, 2020

ENE-QTLY-0121
1.810683.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Energy Equipment & Services - 9.2%
Oil & Gas Drilling - 0.9%
Nabors Industries Ltd. (a)	34,558	$1,810,494
Odfjell Drilling Ltd. (b)	1,835,680	3,032,721
Patterson-UTI Energy, Inc.	200,700	865,017
Shelf Drilling Ltd. (b)(c)	1,474,713	448,977
		6,157,209
Oil & Gas Equipment & Services - 8.3%
Baker Hughes Co. Class A	1,442,540	27,004,349
Cactus, Inc.	163,200	3,786,240
Nextier Oilfield Solutions, Inc. (b)	762,900	2,136,120
Oceaneering International, Inc. (b)	225,100	1,366,357
ProPetro Holding Corp. (b)	746,600	4,307,882
RigNet, Inc. (b)	405,901	2,183,747
Schlumberger Ltd.	382,358	7,949,223
TechnipFMC PLC	1,154,800	9,596,388
		58,330,306

TOTAL ENERGY EQUIPMENT & SERVICES		64,487,515

Food Products - 0.6%
Agricultural Products - 0.6%
Darling Ingredients, Inc. (b)	86,300	4,166,564
Independent Power and Renewable Electricity Producers - 3.1%
Independent Power Producers & Energy Traders - 3.1%
The AES Corp.	162,800	3,327,632
Vistra Corp.	1,001,900	18,715,492
		22,043,124
Oil, Gas & Consumable Fuels - 85.8%
Coal & Consumable Fuels - 0.2%
Enviva Partners LP	38,700	1,727,568
Integrated Oil & Gas - 40.9%
BP PLC sponsored ADR	1,760,700	34,439,292
Chevron Corp.	1,342,090	117,003,407
Exxon Mobil Corp.	2,086,048	79,541,010
Occidental Petroleum Corp.	471,900	7,437,144
Occidental Petroleum Corp. warrants 8/3/27 (b)	63,600	326,904
Royal Dutch Shell PLC Class B sponsored ADR	692,300	22,465,135
Suncor Energy, Inc.	813,500	13,010,237
Total SA sponsored ADR	283,800	11,959,332
		286,182,461
Oil & Gas Exploration & Production - 21.5%
Apache Corp.	753,100	9,707,459
Callon Petroleum Co. (a)(b)	76,900	731,319
Canadian Natural Resources Ltd.	680,100	15,516,565
Cimarex Energy Co.	132,700	4,770,565
Concho Resources, Inc.	57,100	3,282,108
ConocoPhillips Co.	634,800	25,112,688
Devon Energy Corp.	215,400	3,013,446
EOG Resources, Inc.	569,364	26,691,784
Hess Corp.	182,500	8,610,350
Magnolia Oil & Gas Corp. Class A (b)	429,800	2,686,250
National Energy Services Reunited Corp. (b)	894,800	7,820,552
Northern Oil & Gas, Inc. (a)(b)	148,460	927,875
Parsley Energy, Inc. Class A	529,800	6,638,394
PDC Energy, Inc. (b)	449,951	7,523,181
Pioneer Natural Resources Co.	248,999	25,044,319
Viper Energy Partners LP	225,159	2,521,781
		150,598,636
Oil & Gas Refining & Marketing - 9.9%
Marathon Petroleum Corp.	662,392	25,753,801
Phillips 66 Co.	284,373	17,227,316
Renewable Energy Group, Inc. (b)	49,800	2,892,384
Valero Energy Corp.	417,500	22,448,975
World Fuel Services Corp.	25,500	724,710
		69,047,186
Oil & Gas Storage & Transport - 13.3%
Cheniere Energy, Inc. (b)	749,000	42,460,810
Enterprise Products Partners LP	552,000	10,708,800
Euronav NV	102,700	811,330
Golar LNG Ltd. (a)(b)	375,300	3,415,230
Noble Midstream Partners LP	307,314	2,928,702
Teekay LNG Partners LP	360,700	4,274,295
The Williams Companies, Inc.	1,367,000	28,679,660
		93,278,827

TOTAL OIL, GAS & CONSUMABLE FUELS		600,834,678

TOTAL COMMON STOCKS
(Cost $820,705,279)		691,531,881

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.09% (d)	8,886,180	8,887,958
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	3,462,529	3,462,875
TOTAL MONEY MARKET FUNDS
(Cost $12,350,833)		12,350,833
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $833,056,112)		703,882,714
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,521,440)
NET ASSETS - 100%		$700,361,274

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $448,977 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,698
Fidelity Securities Lending Cash Central Fund	53,220
Total	$64,918

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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